Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share
in	2020	2019	2018
Basic net income/(loss) attributable to shareholders (CHF million)
Net income attributable to shareholders for basic earnings per share	2,669	3,419	2,024
Net income attributable to shareholders for diluted earnings per share	2,669	3,419	2,024
Weighted-average shares outstanding (million)
For basic earnings per share available for common shares	2,457.0	2,524.2	2,574.2
Dilutive share options and warrants	1.8	2.7	3.0
Dilutive share awards	67.6	59.9	53.8
For diluted earnings per share available for common shares [1]	2,526.4	2,586.8	2,631.0
Earnings/(loss) per share available for common shares (CHF)
Basic earnings per share available for common shares	1.09	1.35	0.79
Diluted earnings per share available for common shares	1.06	1.32	0.77
1
Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 6.2 million, 7.9 million and 8.7 million for 2020, 2019 and 2018, respectively.